Offerings - Offering: 1	Jul. 31, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 88,371,560.10
Amount of Registration Fee	$ 12,204.11
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $12,204.11 was paid in connection with the filing of the Schedule TO-I by FS MVP Private Markets Fund (File No. 005-93895) on May 4, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.